CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2010
Shares repurchase approved amount			$ 30,000
Shares repurchase			(29,996)	[1]
Special cash dividend declared per share	$ 0.30
Dividend declared	(50,000)	[2]
Common Shares [Member]
Shares repurchase			$ (16)	[1]
Shares repurchase, shares			(1,625,320)	[1]

[1]	In July 2009, the Company's board of directors approved the repurchase of up to US$30,000 of ADSs during the period from August 5, 2009 through December 31, 2009, during which time 1,625,320 ADSs representing 1,625,320 common shares were repurchased for US$29,996. All repurchases were recorded at cost and all related shares were subsequently retired.
[2]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000 which was paid on September 29, 2012 to shareholders of record at the close of business on August 31, 2012.